Cash And Cash Equivalents (Schedule of cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Balance in USD	$ 7,735	$ 13,067
Balance in other currencies	3,311	4,309
Cash and cash equivalents	$ 11,046	$ 17,376	$ 7,242	$ 6,716